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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  600 South Adams Road, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.             Birmingham, MI             November 5, 2008
--------------------------------------------------------------------------------
James F. Peters, Jr.                  City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        14
                                                 ----------------------

Form 13F Information Table Value Total:                  $129,879
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           09/30/2008

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
                                                                                                    Column
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:         7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------

DOW JONES AIG           DJAIG CMDTY
                          36          06738C778     8,372   162,547  SH       SOLE                                        162,547
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 RUSSELL 1000
                          GR          464287614    20,649   426,171  SH       SOLE                                        426,171
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 MSCI GR INDX  464288885    11,781   204,300  SH       SOLE                                        204,300
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 RUSSELL MC GR 464287481     9,799   226,233  SH       SOLE                                        226,233
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 MSCI EMG MKTS 464287234     8,774   256,582  SH       SOLE                                        256,582
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 7-10 YR TREAS
                          BD          464287440    15,978   179,540  SH       SOLE                                        179,540
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                  LEHMAN MBS   464288588     9,132    89,483  SH       SOLE                                         89,483
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 US TIPS BD FD 464287176     8,445    83,328  SH       SOLE                                         83,328
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 IBOXX $ INV
                          GR          464287242     6,633    73,839  SH       SOLE                                         73,839
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 GS NAT RES
                          INDX        464287374     2,768    77,136  SH       SOLE                                         77,136
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                   SILVER TR   46428Q109     2,514   210,979  SH       SOLE                                        210,979
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES                 MSCI EAFE IDX 464287465       917    16,296  SH       SOLE                                         16,296
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SER TR LEHMAN INTL    COMMON     78464A516    17,402   335,333  SH       SOLE                                        335,333
-----------------------------------------------------------------------------------------------------------------------------------
STREETRACKS GOLD TR     STREETTRACKS
                          GOLD        863307104     6,715    78,807  SH       SOLE                                         78,807
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                             129,879
-----------------------------------------------------------------------------------------------------------------------------------